Third Quarter Report
January 31, 2024 (Unaudited)
Columbia Small Cap Value Fund I
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 2.9%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	244,530	3,384,295
Entertainment 0.5%
Gaia, Inc.(a),(b)	767,904	2,226,921
IMAX Corp.(a)	263,540	3,681,654
Playstudios, Inc.(a)	639,034	1,405,875
Total		7,314,450
Interactive Media & Services 0.4%
Shutterstock, Inc.	109,790	5,156,836
Media 0.7%
AdTheorent Holding Co., Inc.(a)	1,795,226	4,883,015
Innovid Corp.(a)	2,670,218	4,058,731
Total		8,941,746
Wireless Telecommunication Services 1.1%
Telephone and Data Systems, Inc.	409,211	7,860,944
United States Cellular Corp.(a)	136,315	6,052,386
Total		13,913,330
Total Communication Services		38,710,657
Consumer Discretionary 14.4%
Automobile Components 1.7%
Gentherm, Inc.(a)	103,248	4,971,391
Modine Manufacturing Co.(a)	163,953	11,327,513
Visteon Corp.(a)	47,480	5,473,969
Total		21,772,873
Broadline Retail 1.0%
Articore Group Ltd.(a)	4,798,204	1,715,584
Savers Value Village, Inc.(a)	614,375	11,482,669
Total		13,198,253
Distributors 0.0%
Educational Development Corp.(a)	353,571	551,571
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	584,270	6,181,577
Stride, Inc.(a)	103,037	6,177,068
Total		12,358,645
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 1.0%
Everi Holdings, Inc.(a)	465,960	4,850,644
PlayAGS, Inc.(a)	872,533	7,599,762
Total		12,450,406
Household Durables 3.5%
Cavco Industries, Inc.(a)	24,087	7,994,957
Century Communities, Inc.	87,580	7,593,186
Hamilton Beach Brands Holding Co.	439,838	8,110,613
iRobot Corp.(a)	286,010	3,889,736
Landsea Homes Corp.(a)	273,604	3,444,674
Legacy Housing Corp.(a)	239,975	5,670,609
Lifetime Brands, Inc.	443,647	3,562,486
Lovesac Co. (The)(a)	101,713	2,355,673
Universal Electronics, Inc.(a)	342,751	3,040,201
Total		45,662,135
Leisure Products 1.2%
Latham Group, Inc.(a)	928,608	2,349,378
Malibu Boats, Inc., Class A(a)	107,325	4,480,819
Topgolf Callaway Brands Corp.(a)	648,201	8,536,807
Total		15,367,004
Specialty Retail 3.5%
1-800-Flowers.com, Inc., Class A(a)	282,194	2,934,818
Advance Auto Parts, Inc.	152,510	10,195,293
Beyond, Inc.(a)	160,280	3,524,557
Brilliant Earth Group, Inc., Class A(a)	455,685	1,453,635
Citi Trends, Inc.(a)	135,635	3,652,651
Leslie’s, Inc.(a)	819,930	5,501,730
Lulu’s Fashion Lounge Holdings, Inc.(a)	851,910	1,720,858
National Vision Holdings, Inc.(a)	340,576	6,474,350
ThredUp, Inc., Class A(a)	1,608,974	3,274,262
Victoria’s Secret & Co.(a)	184,571	4,808,075
Zumiez, Inc.(a)	178,460	3,064,158
Total		46,604,387

Columbia Small Cap Value Fund I  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.6%
Canada Goose Holdings, Inc.(a)	461,420	5,532,426
Culp, Inc.(a)	292,130	1,448,965
Fossil Group, Inc.(a)	1,016,003	1,178,563
Movado Group, Inc.	153,736	4,240,039
Steven Madden Ltd.	218,170	9,136,960
Total		21,536,953
Total Consumer Discretionary		189,502,227
Consumer Staples 1.6%
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	135,965	7,166,715
Food Products 0.7%
Fresh Del Monte Produce, Inc.	218,654	5,374,516
Mission Produce, Inc.(a)	419,975	4,195,550
Total		9,570,066
Personal Care Products 0.3%
Honest Co., Inc. (The)(a)	1,340,800	3,821,280
Total Consumer Staples		20,558,061
Energy 6.5%
Energy Equipment & Services 2.3%
Natural Gas Services Group, Inc.(a)	349,879	5,115,231
Newpark Resources, Inc.(a)	571,044	3,706,076
Pason Systems, Inc.	661,110	7,248,140
Patterson-UTI Energy, Inc.	1,184,790	13,139,321
Profire Energy, Inc.(a)	1,108,643	1,707,310
Total		30,916,078
Oil, Gas & Consumable Fuels 4.2%
CVR Energy, Inc.	248,280	8,374,485
Delek U.S. Holdings, Inc.	277,280	7,494,878
Kinetik Holdings, Inc.	186,585	6,067,744
Magnolia Oil & Gas Corp., Class A	343,950	7,092,249
Murphy Oil Corp.	415,576	16,082,791
Ring Energy, Inc.(a)	2,421,820	3,366,330
Talos Energy, Inc.(a)	508,870	6,600,044
Total		55,078,521
Total Energy		85,994,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 21.5%
Banks 13.9%
Ameris Bancorp	231,874	11,510,225
Bank of Marin Bancorp	153,010	2,995,936
BankUnited, Inc.	304,916	8,616,926
Banner Corp.	165,286	7,699,022
Capital Bancorp, Inc.	194,030	4,222,093
Central Pacific Financial Corp.	227,551	4,384,908
Central Valley Community Bancorp	206,360	4,007,511
Columbia Banking System, Inc.	464,320	9,360,691
Community Trust Bancorp, Inc.	89,753	3,724,749
Eastern Bankshares, Inc.	512,560	7,155,338
First Community Corp.	197,330	3,690,071
First Financial Corp.	95,920	3,781,166
Heritage Financial Corp.	248,860	5,014,529
HomeStreet, Inc.	239,037	3,289,149
Northrim BanCorp, Inc.	138,226	6,984,560
OFG Bancorp	192,401	7,074,585
Popular, Inc.	166,894	14,261,092
Provident Financial Holdings, Inc.	192,036	2,899,744
Riverview Bancorp, Inc.	492,193	2,702,139
Sierra Bancorp	195,597	4,058,638
Southern First Bancshares, Inc.(a)	158,014	5,923,945
Synovus Financial Corp.	284,220	10,703,725
Territorial Bancorp, Inc.	248,777	2,671,865
Towne Bank	267,044	7,506,607
UMB Financial Corp.	174,372	14,385,690
WaFd, Inc.	306,480	8,900,179
Western New England Bancorp, Inc.	554,380	4,717,774
Zions Bancorp	263,540	11,042,326
Total		183,285,183
Capital Markets 0.7%
StoneX Group, Inc.(a)	130,928	8,608,516
Consumer Finance 0.4%
PROG Holdings, Inc.(a)	169,883	5,205,215
Financial Services 4.1%
Alerus Financial Corp.	216,291	4,911,969
Cass Information Systems, Inc.	63,922	2,758,873
Columbia Small Cap Value Fund I  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Essent Group Ltd.	328,370	18,112,889
EVERTEC, Inc.	148,340	5,957,334
International Money Express, Inc.(a)	185,590	3,823,154
NMI Holdings, Inc., Class A(a)	351,117	11,207,655
Payoneer Global, Inc.(a)	1,450,688	6,789,220
Total		53,561,094
Insurance 2.4%
Global Indemnity Group LLC	206,023	6,037,009
Greenlight Capital Re Ltd., Class A(a)	326,726	3,727,944
Horace Mann Educators Corp.	224,060	8,252,130
Mercury General Corp.	229,053	9,173,573
ProAssurance Corp.	344,880	4,642,085
Total		31,832,741
Total Financials		282,492,749
Health Care 8.3%
Biotechnology 3.9%
Apellis Pharmaceuticals, Inc.(a)	145,685	9,220,404
Arcutis Biotherapeutics, Inc.(a)	706,760	4,148,681
Arrowhead Pharmaceuticals, Inc.(a)	161,809	5,194,069
BioCryst Pharmaceuticals, Inc.(a)	687,011	3,641,158
Bioxcel Therapeutics, Inc.(a)	353,226	1,137,388
Celcuity, Inc.(a)	184,550	2,786,705
Insmed, Inc.(a)	223,220	6,205,516
Lexicon Pharmaceuticals, Inc.(a)	1,237,245	2,313,648
Olema Pharmaceuticals, Inc.(a)	169,140	2,205,586
SpringWorks Therapeutics, Inc.(a)	185,178	8,171,905
Travere Therapeutics, Inc.(a)	304,214	2,716,631
uniQure NV(a)	532,360	2,959,921
Total		50,701,612
Health Care Equipment & Supplies 1.0%
Inogen, Inc.(a)	637,037	4,532,518
LivaNova PLC(a)	116,673	5,679,642
Zimvie, Inc.(a)	136,725	2,389,953
Total		12,602,113
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.7%
Castle Biosciences, Inc.(a)	145,087	3,348,608
Enhabit, Inc.(a)	269,363	2,717,873
Fulgent Genetics, Inc.(a)	124,480	3,060,963
Total		9,127,444
Health Care Technology 0.7%
Computer Programs & Systems, Inc.(a)	246,872	2,500,813
GoodRx Holdings, Inc., Class A(a)	1,044,010	6,264,060
Total		8,764,873
Life Sciences Tools & Services 0.1%
Codexis, Inc.(a)	747,495	1,965,912
Pharmaceuticals 1.9%
ANI Pharmaceuticals, Inc.(a)	92,444	5,160,224
Perrigo Co. PLC	249,449	8,002,324
Supernus Pharmaceuticals, Inc.(a)	161,525	4,471,012
Taro Pharmaceutical Industries Ltd.(a)	177,492	7,641,031
Total		25,274,591
Total Health Care		108,436,545
Industrials 16.9%
Aerospace & Defense 0.9%
Moog, Inc., Class A	83,595	11,686,581
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	670,402	4,116,268
Building Products 1.6%
AZZ, Inc.	151,540	9,463,673
UFP Industries, Inc.	103,745	11,769,870
Total		21,233,543
Commercial Services & Supplies 1.4%
ACCO Brands Corp.	558,421	3,395,200
Healthcare Services Group, Inc.(a)	325,710	3,074,702
HNI Corp.	172,360	7,018,499
VSE Corp.	66,892	4,154,662
Total		17,643,063

Columbia Small Cap Value Fund I  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.6%
Encore Wire Corp.	57,263	12,912,807
GrafTech International Ltd.	2,119,130	2,818,443
Thermon(a)	166,680	5,463,770
Total		21,195,020
Ground Transportation 1.8%
Hertz Global Holdings, Inc.(a)	355,080	2,964,918
Marten Transport Ltd.	359,825	6,656,763
Schneider National, Inc., Class B	349,318	8,565,277
Werner Enterprises, Inc.	147,500	5,833,625
Total		24,020,583
Machinery 3.4%
Energy Recovery, Inc.(a)	208,456	3,233,153
Gorman-Rupp Co.	126,278	4,216,422
Greenbrier Companies, Inc. (The)	153,620	6,983,565
Hurco Companies, Inc.	183,235	4,417,796
John Bean Technologies Corp.	93,000	9,184,680
Manitex International, Inc.(a)	389,976	2,917,020
Markforged Holding Corp.(a)	2,070,787	1,402,130
Miller Industries, Inc.	75,500	3,038,875
Mueller Industries, Inc.	178,840	8,584,320
Total		43,977,961
Marine Transportation 1.4%
Costamare, Inc.	603,765	6,466,323
Kirby Corp.(a)	157,531	12,391,389
Total		18,857,712
Passenger Airlines 0.2%
Sun Country Airlines Holdings, Inc.(a)	224,468	3,055,010
Professional Services 3.1%
Alight, Inc., Class A(a)	1,528,166	13,631,241
IBEX Holdings Ltd.(a)	229,001	4,126,598
Korn/Ferry International	196,415	11,523,668
MAXIMUS, Inc.	74,740	6,062,909
TaskUS, Inc., Class A(a)	424,012	5,274,709
Total		40,619,125
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.2%
BlueLinx Holdings, Inc.(a)	39,877	4,599,413
H&E Equipment Services, Inc.	122,236	6,575,075
Karat Packaging, Inc.	196,968	4,750,868
Total		15,925,356
Total Industrials		222,330,222
Information Technology 9.9%
Communications Equipment 1.9%
Applied Optoelectronics, Inc.(a)	313,071	4,924,607
Casa Systems, Inc.(a)	1,540,140	559,071
Infinera Corp.(a)	1,027,320	5,074,961
Lumentum Holdings, Inc.(a)	187,678	10,311,029
Netscout Systems, Inc.(a)	210,217	4,521,767
Total		25,391,435
Electronic Equipment, Instruments & Components 3.4%
Airgain, Inc.(a)	402,637	1,670,944
FARO Technologies, Inc.(a)	226,511	5,128,209
IPG Photonics Corp.(a)	66,450	6,504,790
OSI Systems, Inc.(a)	52,910	6,774,067
Powerfleet, Inc.(a)	1,562,160	4,998,912
SmartRent, Inc.(a)	963,770	2,843,121
TTM Technologies, Inc.(a)	463,980	6,453,962
Vishay Precision Group, Inc.(a)	83,279	2,654,935
Vontier Corp.	205,230	7,098,906
Total		44,127,846
IT Services 0.7%
Kyndryl Holdings, Inc.(a)	477,199	9,792,124
Semiconductors & Semiconductor Equipment 1.9%
Aehr Test Systems(a)	146,000	2,168,100
Cohu, Inc.(a)	209,732	6,682,062
MagnaChip Semiconductor Corp.(a)	450,050	2,938,826
Synaptics, Inc.(a)	109,190	11,662,584
Valens Semiconductor Ltd.(a)	853,781	1,980,772
Total		25,432,344
Columbia Small Cap Value Fund I  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.8%
Cerence, Inc.(a)	163,044	3,264,141
Clear Secure, Inc., Class A	308,253	5,866,054
Cognyte Software Ltd.(a)	436,714	3,091,935
Expensify, Inc., Class A(a)	451,976	732,201
Mitek Systems, Inc.(a)	268,401	3,381,853
Red Violet, Inc.(a)	189,180	3,533,882
Upland Software, Inc.(a)	751,365	3,118,165
Total		22,988,231
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	1,016,640	2,439,936
Total Information Technology		130,171,916
Materials 8.3%
Chemicals 2.2%
Arcadium Lithium PLC(a)	1,027,772	5,025,805
Aspen Aerogels, Inc.(a)	394,334	4,428,371
Chemours Co. LLC (The)	344,736	10,400,685
Tronox Holdings PLC, Class A	653,248	9,008,290
Total		28,863,151
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	425,005	15,376,681
Containers & Packaging 0.5%
Greif, Inc., Class A	104,739	6,557,709
Metals & Mining 4.1%
Ampco-Pittsburgh Corp.(a)	641,762	1,623,658
Capstone Copper Corp.(a)	1,359,241	6,692,830
Centerra Gold, Inc.	903,140	4,762,738
ERO Copper Corp.(a)	364,434	5,705,928
Ferroglobe PLC(a)	934,385	4,727,988
Hudbay Minerals, Inc.	1,091,585	6,065,038
MP Materials Corp.(a)	483,649	7,646,491
Olympic Steel, Inc.	5,284	357,093
Pan American Silver Corp.	548,301	7,413,029
Torex Gold Resources, Inc.(a)	360,782	3,705,902
Universal Stainless & Alloy Products, Inc.(a)	244,621	4,638,014
Total		53,338,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	88,453	2,916,295
Glatfelter Corp.(a)	1,121,947	1,626,823
Total		4,543,118
Total Materials		108,679,368
Real Estate 5.4%
Diversified REITs 0.6%
American Assets Trust, Inc.	353,960	7,939,323
Health Care REITs 0.2%
Universal Health Realty Income Trust	64,640	2,573,318
Hotel & Resort REITs 1.4%
Park Hotels & Resorts, Inc.	593,000	8,942,440
RLJ Lodging Trust	770,041	8,917,075
Total		17,859,515
Office REITs 1.0%
Brandywine Realty Trust	950,640	4,506,033
Highwoods Properties, Inc.	350,510	8,051,215
Total		12,557,248
Retail REITs 0.9%
Macerich Co. (The)	768,530	12,135,089
Specialized REITs 1.3%
Outfront Media, Inc.	589,510	7,675,420
PotlatchDeltic Corp.	223,353	9,990,580
Total		17,666,000
Total Real Estate		70,730,493
Utilities 4.1%
Electric Utilities 0.8%
PNM Resources, Inc.	294,440	10,667,561
Gas Utilities 2.0%
National Fuel Gas Co.	213,760	10,080,921
RGC Resources, Inc.	230,589	4,406,556
UGI Corp.	501,300	11,098,782
Total		25,586,259

Columbia Small Cap Value Fund I  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.3%
Black Hills Corp.	183,763	9,511,573
Northwestern Energy Group, Inc.	168,291	8,098,163
Total		17,609,736
Total Utilities		53,863,556
Total Common Stocks (Cost $1,039,147,474)		1,311,470,393

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(b),(c)	1,753,168	1,752,817
Total Money Market Funds (Cost $1,752,642)		1,752,817
Total Investments in Securities (Cost: $1,040,900,116)		1,313,223,210
Other Assets & Liabilities, Net		894,443
Net Assets		1,314,117,653
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	4,421,052	214,716,432	(217,384,727)	60	1,752,817	(1,930)	186,068	1,753,168
Gaia, Inc.†
	2,410,562	94,930	(214,332)	(64,239)	—	(57,193)	—	—
Total	6,831,614			(64,179)	1,752,817	(59,123)	186,068

†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT287_04_P01_(03/24)